FAIR VALUE HIERARCHY - Reconciliations of significant assets and liabilities categorized within Level 3 (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2025 VND (₫) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 VND (₫)	Dec. 31, 2023 VND (₫)		Dec. 31, 2025 USD ($)
FAIR VALUE HIERARCHY
Fair value of the derivative liabilities	₫ 24,439,747		₫ 21,655,938			$ 972,881,135
Fair value of investment	5,817,000					231,600,000,000
Gain on fair value	₫ (3,017,050)	$ (120,100,713)	(3,183,030)	₫ (4,879,833)	[1]
Storedot Ltd
FAIR VALUE HIERARCHY
Fair value of investment | $						$ 0
Storedot Ltd
FAIR VALUE HIERARCHY
Equity interest	3.75%					3.75%
Equivalent series D preference shares | shares	2,219,670	2,219,670
Investment under agreement with saigon glory limited liability company | VinFast Trading and Production JSC
FAIR VALUE HIERARCHY
Amount of contribution	₫ 5,395,000	$ 214,800,000
Payments to acquire certain other real estate properties	3,567,000	142,000,000
Payments for deposits on real estate acquisitions	1,828,000	72,800,000
Fair value of the investment	5,817,000					$ 231,600,000
Gain on fair value	422,000	16,800,000
Financial liability at fair value through profit or loss
FAIR VALUE HIERARCHY
Financial liabilities, Current portion, As of beginning	21,619,612		19,448,538
Financial liabilities, Current portion, Net change in fair value during the year	2,807,071		3,361,549
Financial liabilities, Current portion, Payment			(1,190,475)
Financial liabilities, Current portion, As of ending	24,426,683	972,361,092	21,619,612	19,448,538
Financial liabilities in respect of DPS2
FAIR VALUE HIERARCHY
Financial liabilities, As of beginning	21,619,612		18,258,063
Financial liabilities, Net change in fair value during the year	2,712,524		3,361,549
Financial liabilities, As of ending	24,332,136	968,597,428	21,619,612	18,258,063
Derivative liabilities - new cross-currency interest rate swap contracts
FAIR VALUE HIERARCHY
Financial liabilities, Net change in fair value during the year	94,547
Financial liabilities, As of ending	94,547	3,763,664
Convertible debenture
FAIR VALUE HIERARCHY
Financial liabilities, As of beginning			1,190,475
Financial liabilities, Payment			(1,190,475)
Financial liabilities, As of ending				1,190,475
Financial asset at fair value through profit or loss
FAIR VALUE HIERARCHY
Financial assets, Non-current portion, As of beginning	918,040		984,164
Financial assets, Non-current portion, Initial recognition	5,395,000
Financial assets, Non-current portion, Net change in fair value during the year	(108,537)		(66,124)
Financial assets, Non-current portion, As of ending	6,204,503	246,984,714	918,040	984,164
Financial assets, Current portion, As of beginning	185,787		548,010
Financial assets, Current portion, Net change in fair value during the year	(185,787)		(362,223)
Financial assets, Current portion, As of ending			185,787	548,010
Derivative asset - cross-currency interest rate swap contract
FAIR VALUE HIERARCHY
Financial assets, As of beginning	185,787		614,134
Financial assets, Net change in fair value during the year			(428,347)
Financial assets, As of ending			185,787	614,134
Derivative asset - cross-currency interest rate swap contracts
FAIR VALUE HIERARCHY
Financial assets, As of beginning	185,787
Financial assets, Net change in fair value during the year	201,716
Financial assets, As of ending	387,503	15,425,461	185,787
Other investments
FAIR VALUE HIERARCHY
Financial assets, As of beginning	918,040		918,040
Financial assets, Initial recognition	5,395,000
Financial assets, Net change in fair value during the year	(496,040)
Financial assets, As of ending	5,817,000	$ 231,559,253	918,040	₫ 918,040
Cross currency interest rate swaps contract
FAIR VALUE HIERARCHY
Fair value of the derivative assets	387,500		185,800			15,400,000
Fair value of the derivative liabilities	₫ 94,547		₫ 0			$ 3,763,664

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control